SUBSEQUENT EVENTS	2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
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SUBSEQUENT EVENTS

Note 5 — Subsequent Events

The Company has reviewed events occurring after March 31, 2026 and through the issuance of the financial statements. No events have occurred that require disclosure or adjustment other than the continued progress under the Business Combination Agreement.

Note 5 — Subsequent Events

The Company has reviewed events occurring after June 30, 2026 and through the issuance of the financial statements. No events have occurred that require disclosure or adjustment other than the continued progress under the Business Combination Agreement.

DT Cloud Star Acquisition Corp [Member]
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SUBSEQUENT EVENTS

Note 10 – Subsequent Events

Management has evaluated subsequent events through the date of issuance of these condensed consolidated financial statements. On July 27, 2026, the Company received notification from The Nasdaq Stock Market LLC (“Nasdaq”) that its application to transfer the listing of its ordinary shares, units and rights from the Nasdaq Global Market to the Nasdaq Capital Market had been approved, effective as of the opening of trading on July 29, 2026. As a result of this transfer, the Company’s securities remain listed on Nasdaq and are subject to the continued listing requirements of the Nasdaq Capital Market. The trading symbols for the Company’s securities remain unchanged as “DTSQ,” “DTSQU” and “DTSQR.” In accordance with ASC 855, Subsequent Events, management has determined that this listing transfer constitutes a non-financial subsequent event that does not require adjustment to the condensed consolidated financial statements as of and for the quarter ended June 30, 2026, as it pertains to the listing tier of the Company’s securities rather than to the financial position or results of operations as of that date. However, disclosure of this event is provided to inform readers of the Company’s current capital markets status. No other subsequent events have occurred that would require recognition or disclosure in these financial statements.

NOTE 10 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were filed. Except as described below, no subsequent events were identified that would have required adjustment or disclosure in the financial statements.

On February 2, 2026, the Company entered into a Business Combination Agreement (the “BCA”) with PrimeGen US, Inc. and certain other parties, pursuant to which the Company intends to consummate its initial business combination. As of the date of these financial statements, the proposed business combination has not been consummated and remains subject to the satisfaction or waiver of customary closing conditions.

PRIMEGEN US, INC. [Member]
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SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 18, 2026, the date the financial statements were available to be issued.

On July 27, 2026, the Company sold an aggregate of 12,750 shares of Class A common stock at a price of $8.00 per share.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 25, 2026, the date the financial statements were available to be issued. The following events occurred after December 31, 2025 and are disclosed below.

On January 18, 2026, the Company granted 15,117,038 warrants with an exercise price of $0.90 per share

On January 28, 2026, the Company issued 107,777 shares of Class A Common Stock for $0.90 per share.

On February 2, 2026, the Company entered into a Business Combination Agreement with DTCS wherein shareholders of the Company will receive 0.8598 shares of DTCS, representing approximately 96% ownership of DTCS on a diluted basis. See Note 3 above.

On March 30, 2026, the Company issued 23,750 shares of Class A Common Stock for $8.00 per share.

On April 13, 2026, the Company borrowed an additional $100,000 on its secured line of credit.

On May 1, 2026, the Company increased the available borrowings under its secured line of credit to $2,500,000.

On May 15, 2026, the Company sold 37,500 shares of Class A Common Stock for $8.00 per share.

On May 26, 2026, an additional $100,000 was borrowed on its secured line of credit.

On June 9, 2026, the Company sold 6,250 shares of Class A Common Stock for $8.00 per share.

 On June 12, 2026, the Company issued a promissory note for $400,000 to its Chief Financial Officer. The note bears interest at 12% per annum and matures on the earlier of December 31, 2026 or the closing date of the Business Combination.